Condensed Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock, Common [Member]	Total
Beginning balance, value at Jun. 30, 2020	$ 5,000				$ 50,914,151		$ (55,781,770)	$ 1,267,671	$ (46,477)	$ (3,641,425)
Beginning balance, shares at Jun. 30, 2020	500,000	1	258
Issuance of common stock for conversion of convertible debt and accrued interest			$ 9		1,239,066					1,239,075
Issuance of common stock for conversion of convertible debt and accrued interest, shares			8,786
Reversal of common stock issuable due to cancellation of conversions of convertible debt and accrued interest					(20,016)					(20,016)
Reversal of common stock issuable due to cancellation of conversions of convertible debt and accrued interest, shares			(24)
Issuance of common stock for services			$ 1		125,571					125,572
Issuance of common stock for services, shares			806
Issuance of common stock for exercise of warrants					776,044					776,044
Issuance of common stock for exercise of warrants, shares			30
Issuance of common stock for cashless exercise of warrants			$ 4		(4)					(0)
Issuance of common stock for cashless exercise of warrants, shares			4,200
Reclassification of put premium upon debt conversion					590,504					590,504
Reversal of put premium upon cancellation of conversions of convertible debt					(11,785)					(11,785)
Stock based compensation in connection with stock option grants					82,872					82,872
Vested restricted stock units
Vested restricted stock units, shares				1
Fractional difference due to the reverse stock-split
Fractional difference due to the reverse stock-split, shares			0
Foreign currency translation loss								(182,467)		(182,467)
Deemed dividend upon alternate cashless exercise of warrants					391,749		(391,749)
Net loss							(2,025,947)			(2,025,947)
Issuance of common stock for cash, shares			29
Ending balance, value at Jun. 30, 2021	$ 5,000		$ 14		54,088,152		(58,199,466)	1,085,204	(46,477)	(3,067,573)
Ending balance, shares at Jun. 30, 2021	500,000	1	14,055	1
Issuance of common stock for conversion of convertible debt and accrued interest			$ 9		200,177					200,186
Issuance of common stock for conversion of convertible debt and accrued interest, shares			9,445
Issuance of common stock for exercise of warrants					375,000	(100,000)				275,000
Issuance of common stock for exercise of warrants, shares			7	3
Reclassification of put premium upon debt conversion					109,643					109,643
Stock based compensation in connection with stock option grants					20,718					20,718
Foreign currency translation loss								64,193		64,193
Deemed dividend upon alternate cashless exercise of warrants					114,844		(114,844)
Net loss							(490,658)			(490,658)
Issuance of common stock for services and accrued expenses			$ 18		581,843					581,861
Issuance of common stock for services and accrued expenses, shares			17,934
Issuance of common stock for alternate cashless exercise of warrants			$ 2	$ 2	(4)					(0)
Issuance of common stock for alternate cashless exercise of warrants, shares			2,400	2,000
Ending balance, value at Sep. 30, 2021	$ 5,000		$ 44	$ 2	55,490,372	(100,000)	(58,804,968)	1,149,397	(46,477)	(2,306,630)
Ending balance, shares at Sep. 30, 2021	500,000	1	43,842	2,003
Beginning balance, value at Jun. 30, 2021	$ 5,000		$ 14		54,088,152		(58,199,466)	1,085,204	(46,477)	(3,067,573)
Beginning balance, shares at Jun. 30, 2021	500,000	1	14,055	1
Reclassification of put premium upon debt conversion										227,150
Foreign currency translation loss										1,400
Net loss										(1,753,322)
Ending balance, value at Mar. 31, 2022	$ 5,000		$ 85	$ 1	56,405,786		(60,398,419)	1,086,604	(46,477)	(2,947,420)
Ending balance, shares at Mar. 31, 2022	500,000		85,030	1,151
Beginning balance, value at Jun. 30, 2021	$ 5,000		$ 14		54,088,152		(58,199,466)	1,085,204	(46,477)	(3,067,573)
Beginning balance, shares at Jun. 30, 2021	500,000	1	14,055	1
Issuance of common stock for exercise of warrants					625,001					625,001
Issuance of common stock for exercise of warrants, shares			16
Reclassification of put premium upon debt conversion					335,677					335,677
Stock based compensation in connection with stock option grants					72,513					72,513
Foreign currency translation loss								149,345		149,345
Deemed dividend upon alternate cashless exercise of warrants					700,340		(700,340)
Net loss							(2,658,087)			(2,658,087)
Issuance of common stock for cash			$ 26		123,017	(23,758)				$ 99,285
Issuance of common stock for cash, shares			25,663							56,800
Issuance of common stock for offering cost			$ 1		(1)
Issuance of common stock for offering cost, shares			1,000
Issuance of common stock for conversion of convertible debt, conversion fee and accrued interest			$ 97	$ 7	657,021					657,125
Issuance of common stock for conversion of convertible debt, conversion fee and accrued interest, shares			96,960	7,326
Issuance of common stock for services and accrued expenses			$ 26	$ 12	763,027					763,065
Issuance of common stock for services and accrued expenses, shares			25,857	12,271
Issuance of common stock for alternate cashless exercise of warrants			$ 57		(57)					(0)
Issuance of common stock for alternate cashless exercise of warrants, shares			56,800
Ending balance, value at Jun. 30, 2022	$ 5,000		$ 220	$ 20	57,364,690	(23,758)	(61,557,893)	1,234,549	(46,477)	(3,023,649)
Ending balance, shares at Jun. 30, 2022	500,000	1	220,351	19,598
Beginning balance, value at Sep. 30, 2021	$ 5,000		$ 44	$ 2	55,490,372	(100,000)	(58,804,968)	1,149,397	(46,477)	(2,306,630)
Beginning balance, shares at Sep. 30, 2021	500,000	1	43,842	2,003
Issuance of common stock for conversion of convertible debt and accrued interest			$ 2		26,724					26,726
Issuance of common stock for conversion of convertible debt and accrued interest, shares
Issuance of common stock for exercise of warrants						100,000				100,000
Issuance of common stock for exercise of warrants, shares			3	(3)
Reclassification of put premium upon debt conversion					16,667					16,667
Stock based compensation in connection with stock option grants					20,718					20,718
Foreign currency translation loss								(7,697)		(7,697)
Deemed dividend upon alternate cashless exercise of warrants					93,398		(93,398)
Net loss							(799,977)			(799,977)
Issuance of common stock for alternate cashless exercise of warrants			$ 6	$ (2)	(4)					(0)
Issuance of common stock for alternate cashless exercise of warrants, shares			6,400	(2,000)
Issuance of common stock for deferred offering cost			$ 1		19,999					20,000
Issuance of common stock for deferred offering cost, shares			1,000
Ending balance, value at Dec. 31, 2021	5,000		$ 53		55,667,874		(59,698,343)	1,141,700	(46,477)	(2,930,193)
Ending balance, shares at Dec. 31, 2021		1	53,062	1
Issuance of common stock for services			$ 3	$ 1	89,026					89,030
Issuance of common stock for services, shares			2,941	1,148
Issuance of common stock for exercise of warrants					100,000					100,000
Issuance of common stock for exercise of warrants, shares			1	1
Reclassification of put premium upon debt conversion					100,840					100,840
Foreign currency translation loss								(55,096)		(55,096)
Deemed dividend upon alternate cashless exercise of warrants					237,389		(237,389)
Net loss							(462,687)			(462,687)
Issuance of common stock for conversion of convertible debt, conversion fee and accrued interest			19		189,949					189,968
Issuance of common stock for conversion of convertible debt, conversion fee and accrued interest, shares
Issuance of common stock for alternate cashless exercise of warrants			$ 10		(10)					(0)
Issuance of common stock for alternate cashless exercise of warrants, shares			9,800
Stock based compensation in connection with stock warrant grant					20,718					20,718
Ending balance, value at Mar. 31, 2022	$ 5,000		$ 85	$ 1	56,405,786		(60,398,419)	1,086,604	(46,477)	(2,947,420)
Ending balance, shares at Mar. 31, 2022	500,000		85,030	1,151
Beginning balance, value at Jun. 30, 2022	$ 5,000		$ 220	$ 20	57,364,690	(23,758)	(61,557,893)	1,234,549	(46,477)	(3,023,649)
Beginning balance, shares at Jun. 30, 2022	500,000	1	220,351	19,598
Issuance of common stock for exercise of warrants					100,000					100,000
Issuance of common stock for exercise of warrants, shares			1	1
Reclassification of put premium upon debt conversion					133,646					133,646
Foreign currency translation loss								126,396		126,396
Deemed dividend upon alternate cashless exercise of warrants					389,235		(389,235)
Net loss							(617,295)			(617,295)
Issuance of common stock for cash			$ 14		24,697	23,758				48,469
Issuance of common stock for cash, shares			14,337
Issuance of common stock for conversion of convertible debt, conversion fee and accrued interest			$ 264		456,675					456,939
Issuance of common stock for conversion of convertible debt, conversion fee and accrued interest, shares			264,493
Issuance of common stock for alternate cashless exercise of warrants			$ 158		(158)					(0)
Issuance of common stock for alternate cashless exercise of warrants, shares			158,399
Stock based compensation in connection with stock warrant grant					2,408					2,408
Issuance of common stock for issuable shares			$ 20	$ (20)						(0)
Issuance of common stock for issuable shares, shares			19,597	(19,598)
Warrant grant for settlement of accounts payable					5,551					5,551
Ending balance, value at Sep. 30, 2022	$ 5,000		$ 677		58,476,743		(62,564,423)	1,360,945	(46,477)	(2,767,535)
Ending balance, shares at Sep. 30, 2022	500,000	1	677,178	1
Beginning balance, value at Jun. 30, 2022	$ 5,000		$ 220	$ 20	57,364,690	(23,758)	(61,557,893)	1,234,549	(46,477)	(3,023,649)
Beginning balance, shares at Jun. 30, 2022	500,000	1	220,351	19,598
Reclassification of put premium upon debt conversion										351,992
Foreign currency translation loss										59,198
Net loss										(1,912,522)
Ending balance, value at Mar. 31, 2023			$ 2,621		59,687,667		(63,878,972)	1,293,747	(46,477)	(2,941,414)
Ending balance, shares at Mar. 31, 2023		1	2,621,298	4
Beginning balance, value at Sep. 30, 2022	$ 5,000		$ 677		58,476,743		(62,564,423)	1,360,945	(46,477)	(2,767,535)
Beginning balance, shares at Sep. 30, 2022	500,000	1	677,178	1
Issuance of common stock for conversion of convertible debt and accrued interest			$ 381		165,310					165,691
Issuance of common stock for conversion of convertible debt and accrued interest, shares			380,506
Issuance of common stock for services			$ 79		56,732					56,811
Issuance of common stock for services, shares			79,412
Issuance of common stock for exercise of warrants					100,000					100,000
Issuance of common stock for exercise of warrants, shares			3
Reclassification of put premium upon debt conversion					85,346					85,346
Foreign currency translation loss								(107,812)		(107,812)
Deemed dividend upon alternate cashless exercise of warrants					19,322		(19,322)
Net loss							(485,418)			(485,418)
Issuance of common stock for alternate cashless exercise of warrants			$ 34		(34)					(0)
Issuance of common stock for alternate cashless exercise of warrants, shares			33,600
Issuance of common stock for issuable shares
Issuance of common stock for issuable shares, shares			1	(1)
Issuance of common stock in connection with a note payable			$ 75		37,425					37,500
Issuance of common stock in connection with a note payable, shares			75,000
Ending balance, value at Dec. 31, 2022	$ 5,000		$ 1,246		58,940,844		(63,069,163)	1,253,133	(46,477)	(2,915,417)
Ending balance, shares at Dec. 31, 2022	500,000	1	1,245,700
Issuance of common stock for conversion of convertible debt and accrued interest			$ 1,376		433,822					435,198
Issuance of common stock for conversion of convertible debt and accrued interest, shares
Issuance of common stock for exercise of warrants					175,000					175,000
Issuance of common stock for exercise of warrants, shares			4	4
Reclassification of put premium upon debt conversion					133,000					133,000
Foreign currency translation loss								40,614		40,614
Net loss							(809,809)			(809,809)
Retirement of Series A Preferred Stock	(5,000)				5,000
Retirement of Series A Preferred Stock, shares	(500,000)
Ending balance, value at Mar. 31, 2023			$ 2,621		$ 59,687,667		$ (63,878,972)	$ 1,293,747	$ (46,477)	$ (2,941,414)
Ending balance, shares at Mar. 31, 2023		1	2,621,298	4